Supplemental information on oil and gas producing activities - Additional Information (Details) $ in Millions, $ in Millions		12 Months Ended
	Jul. 17, 2019 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)
Exploration For And Evaluation Of Mineral Resources [Line Items]
Provisions for asset retirement obligations included in cost capitalized to natural and enviromental properties		$ 3,936,494	$ 2,336,236	$ 1,076,116
Percentage of interest, rates and obligatios acquired - Gato do Mato"		30.00%
Expense related to the asset retirement obligations		$ 213,925	198,394	187,340
Depreciation, depletion and amortization related to asset retirement obligations		$ 639,123	$ 272,147	$ 180,193
Percentage of transferred crude oil and gas production based on value to intercompany units		18.90%	21.60%	22.90%
Percentage of transferred crude oil and gas production based on volume to intercompany units		45.90%	51.50%	51.80%
Percentage of interest of the block Saturn	10.00%
Percentage of estimated reserve specialized firms		99.00%
Interest rate on acquisition of block Saturn	10.00%
Estimated costs related to assets retirement obligations		$ 12,545,574	$ 10,665,315	$ 10,164,941
Guajira Association Contract [Member]
Exploration For And Evaluation Of Mineral Resources [Line Items]
Percentage of interest acquired		43.00%
Ecopetrol Oleo e Gas do Brasil Ltda. [Member]
Exploration For And Evaluation Of Mineral Resources [Line Items]
Cash transferred for Saturn Block	$ 85
Shell and Chevron [Member]
Exploration For And Evaluation Of Mineral Resources [Line Items]
Proportion of ownership interest in join operation by Shell and Chevron each	45.00%